Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Due to related parties
Expenses paid on behalf of the company	$ 4,000